SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 2,647,217
Less: accumulated amortization	(469,835)
Intangible assets net	2,177,382
Customer Relations [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 2,497,217
Customer Relations [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Customer Relations [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Intangible assets gross	$ 150,000